Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative	$ 3,303,581	$ 9,088,841
Total operating expenses	3,303,581	9,088,841
OPERATING LOSS	(3,303,581)	(9,088,841)
Other income (expenses)
Amortization expense	(1,081,160)	(2,364,334)
Impairment of fixed assets	(218,945)
Impairment of investments	(274,024)
(Loss) gain on settlement of debt	10,000	46,442
Loss Before Income Tax	(5,091,470)	(11,481,906)
Provision for income taxes
Net loss	(5,091,470)	(11,481,906)
Less: loss attributable to the noncontrolling interest	890,647	1,245,081
Net loss attributable to Ehave, Inc. stockholders	(4,200,823)	(10,236,825)
Other comprehensive loss
Foreign exchange translation adjustment	47,873	(13,187)
Total other comprehensive loss	47,873	(13,187)
Comprehensive loss	$ (5,043,597)	$ (11,495,093)
NET LOSS PER SHARE ATTRIBUTABLE TO EHAVE, INC. STOCKHOLDERS
Basic	$ (0.01)	$ (0.07)
Diluted	$ (0.01)	$ (0.07)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	302,889,686	140,342,653
Diluted	302,889,686	140,342,653
Nonrelated Party [Member]
Other income (expenses)
Interest expense - related party	$ (216,557)	$ (75,173)
Related Party [Member]
Other income (expenses)
Interest expense - related party	$ (7,203)